Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint ventures (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance		€ 1,203
Share of results	[1]	48	€ 143	€ 178
Closing balance		1,790	1,203
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance		1,203	1,088
Effect of change in accounting policy due to the implementation of IFRS 9			(28)
Additions		507	97
Transfers to and from Investments/Other assets and liabilities		4	5
Revaluations		(18)	(2)
Share of results		82	146
Dividends received		(58)	(30)
Disposals		(10)	(116)
Impairments		(34)	(3)
Exchange rate differences		113	47
Other			0
Closing balance		€ 1,790	€ 1,203	€ 1,088

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.